Contingencies and commitments - Operating leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Contingencies and commitments
Property, plant and equipment	$ 818.7
Operating leases	254.8
Total	1,073.5
Total lease expenses	37.2	$ 32.7
Less than one year/2018
Contingencies and commitments
Property, plant and equipment	370.2
Operating leases	38.0
Total	408.2
1-2 Years/2019
Contingencies and commitments
Property, plant and equipment	286.6
Operating leases	35.1
Total	321.7
2-3 Years/2020
Contingencies and commitments
Property, plant and equipment	117.7
Operating leases	29.0
Total	146.7
3-4 Years/2021
Contingencies and commitments
Property, plant and equipment	16.6
Operating leases	26.9
Total	43.5
4-5 Years/2022
Contingencies and commitments
Property, plant and equipment	13.8
Operating leases	23.3
Total	37.1
More than five years
Contingencies and commitments
Property, plant and equipment	13.8
Operating leases	102.5
Total	$ 116.3